Income Taxes - Schedule of Effective Tax Rate (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Effective Tax Rate [Abstract]
U.S. federal statutory tax rate			21.00%	21.00%	21.00%	21.00%
State income taxes, net of federal benefit			6.50%	6.50%	(8.25%)	(8.25%)
Transaction costs			0.10%	0.00%
Permanent differences			0.00%	0.00%
Utilization of reserved NOLs			(23.30%)	0.00%
Change in valuation allowance			(24.70%)	(29.30%)	29.25%	29.25%
Other			1.80%	1.80%
Effective tax rate			(18.60%)	0.00%	0.00%	0.00%
Pre-tax book income (loss)			$ 13,431,517	$ (789,596)
Tax provision (benefit)	$ (2,504,851)		$ (2,504,851)